Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (13,775,103)	$ (9,744,444)	$ (14,786,063)	$ (2,847,894)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,681	0
Stock-based compensation expense	357,784	1,266,026	1,531,876	573,695
Noncash lease expense	20,818	0
Noncash consulting fees	67,000	60,391	60,391	148,795
Non-cash interest			0	17,260
Noncash PPP loan forgiveness	0	(27,550)	(27,550)	0
Warrant expense	0	658,945	688,784	1,443,426
Changes in operating assets and liabilities:
Accounts receivable	96,299	(217,482)	(110,141)
Prepaid expenses and other current assets	996,801	(486,551)	(1,447,888)	(37,913)
Prepaid research and development	(825,419)	509,975	667,356	0
Accounts payable	(308,555)	(1,166,879)	(630,902)	(247,071)
Accrued expenses and other current liabilities	(449,718)	1,272,076	2,082,827	(1,076,758)
Deferred revenue	23,683	(2,325,741)	(2,325,741)	897,105
Net cash used in operating activities	(13,794,729)	(10,201,234)	(14,297,051)	(1,129,355)
Investing activities
Purchases of investments - marketable securities	(20,725,462)	0
Purchases of equipment and improvements	(243,255)	0
Net cash used in investing activities	(20,968,717)	0
Financing activities
Proceeds from notes payable			0	272,800
Proceeds from issuance of common stock	0	41,135,357	0	4,870
Issuance of common stock from exercise of stock options	44,142	78,500	78,500	0
Payment of employee taxes in connection with stock option exercise	0	(77,652)	(77,652)	0
Proceeds from issuance of common stock upon initial public offering, net of issuance costs			41,135,357	14,786,741
Repayments of notes payable	(248,911)	(42,534)	(42,534)	0
Net cash (used in) provided by financing activities	(204,769)	41,093,671	41,093,671	15,064,411
Net (decrease) increase in cash and cash equivalents	(34,968,215)	30,892,437	26,796,620	13,935,056
Cash and cash equivalents at beginning of period	40,750,133	13,953,513	13,953,513	18,457
Cash and cash equivalents at end of period	5,781,918	44,845,950	40,750,133	13,953,513
Supplemental disclosures of cash flow information
Cash paid for interest	973	19,608	1,148	6,249
Non-cash financing activities
Notes payable settled with common stock			0	505,230
Notes payable settled with new notes payable			$ 0	$ 42,534
PPP loan forgiveness	$ 0	$ 27,550